UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Westchester Capital Management, Inc.
Address:    801 N. 96th Street
            Omaha, NE 68114


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Cindy L Christensen
Title:      Executive VP & COO
Phone:      (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                 Omaha, NE                   May 14, 2007
      [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                   Name


      28-_____________________________       ___________________________________
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           79

Form 13F Information Table Value Total:                        $104,237
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

      No. Form 13F File Number Name

      __________     28-_____________________       ____________________________

      [Repeat as necessary.]

                                            TITLE                   SHRS OR    VALUE   INVESTMENT   OTHER      VOTING AUTHORITY
                   NAME OF ISSUER          OF CLASS       CUSIP     PRN AMT  (x$1000)  DISCRETION  MANAGERS  SOLE   SHARED   NONE
3M Company                                 common stock  88579Y101   59425     4542
AT&T                                       common stock  00206R102    1000       39       Y                   X
Abbott Laboratories Inc.                   common stock  002824100     550       31       Y                   X
Alcatel-Lucent                             common stock  013904305     154        2       Y                   X
Altria Group Inc-previously Philip Morris  common stock  02209S103     105        9       Y                   X
American Express                           common stock  025816109    4000      226       Y                   X
American International Group               common stock  026874107    1250       84       Y                   X
Amgen Inc.                                 common stock  031162100    1352       76       Y                   X
Anadarko Petroleum Corporation             common stock  032511107   98813     4247       Y                   X
Anheuser-Busch Incorporated                common stock  035229103   57158     2884       Y                   X
BP PLC                                     common stock  055622104   55400     3587       Y                   X
Baker Hughes Inc.                          common stock  057224107     400       26       Y                   X
Berkshire Hathaway Class A                 common stock  084670108       1      109       Y                   X
Berkshire Hathaway Class B                 common stock  084670207    1077     3920       Y                   X
Bristol-Myers Company                      common stock  110122108   84915     2357       Y                   X
CVS Caremark                               common stock  126650100  154323     5269       Y                   X
Casey's General Stores                     common stock  147528103     500       13       Y                   X
Caterpillar Inc.                           common stock  149123101   73247     4910       Y                   X
Chevron Corporation                        common stock  166764100    1779      132       Y                   X
Cisco System Inc.                          common stock  17275R102    1350       34       Y                   X
Citigroup Inc.                             common stock  172967101    2218      114       Y                   X
Coca-Cola Company                          common stock  191216100    1777       85       Y                   X
Comcast Corporation Class A Special        common stock  20030N200    3750       96       Y                   X
ConocoPhillips                             common stock  20825C104     610       42       Y                   X
DST Systems, Inc.                          common stock  233326107    1200       90       Y                   X
Deere & Company                            common stock  244199105     166       18       Y                   X
Devon Energy Corporation                   common stock  25179M103   66600     4610       Y                   X
Donaldson Company, Inc.                    common stock  257651109    1100       40       Y                   X
Dow Chemical Company                       common stock  260543103     775       36       Y                   X
Duke Energy Corporation                    common stock  26441C105    1000       20       Y                   X
EMC Corporation                            common stock  268648102    3100       43       Y                   X
Exxon Mobil Corporation                    common stock  30231G102    2212      167       Y                   X
First Data Corporation                     common stock  319963104   88461     2380       Y                   X
Gannett                                    common stock  364730101   45691     2572       Y                   X
General Electric Company                   common stock  369604103  131111     4636       Y                   X
Gentex Corporation                         common stock  371901109    4100       67       Y                   X
HNI Corporation                            common stock  404251100     236       11       Y                   X
Halliburton Holding Company                common stock  406216101    1562       50       Y                   X
Honda Motor Corporation                    common stock  438128308  120775     4211       Y                   X
Intel Corporation                          common stock  458140100    1200       23       Y                   X
Johnson & Johnson                          common stock  478160104   67591     4073       Y                   X
Kimberly-Clark Corporation                 common stock  494368103   61609     4220       Y                   X
Level 3 Communications Inc.                common stock  52729N100    4550       28       Y                   X
Liberty Media Interactive A                common stock  53071M302    1800       43       Y                   X
McDonald's Corporation                     common stock  580135101    1000       45       Y                   X
Medtronic Inc.                             common stock  585055106     400       20       Y                   X
Mellon Financial                           common stock  58551A108   92763     4002       Y                   X
Microsoft Corporation                      common stock  594918104  159400     4442       Y                   X
National Fuel Gas                          common stock  636180101   76003     3288       Y                   X
Omnicom Group                              common stock  681919106     300       31       Y                   X
Pepsico Inc.                               common stock  713448108    1177       75       Y                   X
Pfizer Inc.                                common stock  717081103  164449     4154       Y                   X
PowerShares Water Resource                 common stock  73935X575  243125     4544       Y                   X
Procter & Gamble                           common stock  742718109    1050       66       Y                   X
Progress Energy, Inc.                      common stock  743263105    1000       50       Y                   X
Rockwell Collins, Inc.                     common stock  774341101     200       13       Y                   X
Schlumberger Limited                       common stock  806857108     620       43       Y                   X
Southern Company                           common stock  842587107    1350       49       Y                   X
Starbucks Corporation                      common stock  855244109    1280       40       Y                   X
Suncor Energy, Inc.                        common stock  867229106     275       21       Y                   X
TXU Corp                                   common stock  873168108     550       35       Y                   X
Target Corporation                         common stock  87612E106    1343       80       Y                   X
Teco Energy Inc.                           common stock  872375100    3000       52       Y                   X
Tsakos                                     common stock  G9108L108   94575     4918       Y                   X
U.S. Bancorp                               common stock  902973304  115717     4047       Y                   X
Valero Energy Corporation                  common stock  91913Y100   77200     4979       Y                   X
Verizon Wireless                           common stock  92343V104     698       26       Y                   X
Wal-Mart Stores                            common stock  931142103   92230     4330       Y                   X
Wells Fargo Company                        common stock  949746101    1000       34       Y                   X
Western Union                              common stock  959802109  202684     4449       Y                   X
Wyeth                                      common stock  983024100    1300       65       Y                   X
Yum Brands                                 common stock  988498101     540       31       Y                   X
Zimmer Holdings, Inc.                      common stock  98956P102     175       15       Y                   X
AES Trust VII 6.75%                        pref stock    00808N202   1,500       75       Y                   X
AES Trust VII 6%                           pref stock    00103V305     275       14       Y                   X
General Motors Series A 4.50%              pref stock    370442741     575       12       Y                   X
Red Oak Hereford Farms 4% Cum Convert      pref stock    756990875   2,000        0       Y                   X
Travelers Property Casualty 4.50%          pref stock    89420G307     300        8       Y                   X
Washington Mutual Income Units             pref stock    939322848     225       12       Y                   X